UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number:    811-08287

Cohen & Steers Real Estate Securities Fund, Inc.

(Exact name of registrant as specified in charter)

280 Park Avenue, New York, NY	10017
(Address of principal executive offices)	(Zip code)

Dana DeVivo

Cohen & Steers Capital Management, Inc.

280 Park Avenue

New York, New York 10017

(Name and address of agent for service)

Registrant’s telephone number, including area code:    (212) 832-3232

Date of fiscal year end:    December 31

Date of reporting period:    June 30, 2018

Item 1. Reports to Stockholders.

COHEN & STEERS REAL ESTATE SECURITIES FUND, INC.

To Our Shareholders:

We would like to share with you our report for the six months ended June 30, 2018. The total returns for Cohen & Steers Real Estate Securities Fund, Inc. (the Fund) and its comparative benchmarks were:

Six Months Ended June 30, 2018
Cohen & Steers Real Estate Securities Fund:
Class A	0.88%
Class C	0.58%
Class F	1.13%
Class I	1.09%
Class R	0.83%
Class Z	1.13%
FTSE Nareit Equity REIT Index[a]	1.02%
S&P 500 Index[a]	2.65%

The performance data quoted represent past performance. Past performance is no guarantee of future results. The investment return and the principal value of an investment will fluctuate and shares, if redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Current total returns of the Fund can be obtained by visiting our website at cohenandsteers.com. All share class returns assume the reinvestment of all dividends and distributions at net asset value (NAV). Performance quoted does not reflect the deduction of the maximum 4.50% initial sales charge on Class A shares or the 1.00% maximum contingent deferred sales charge on Class C shares. The 1.00% maximum contingent deferred sales charge on Class C shares applies if redemption occurs on or before the one year anniversary date of their purchase. If such charges were included, returns would have been lower. Index performance does not reflect the deduction of any fees, taxes or expenses. An investor cannot invest directly in an index. Performance figures for periods shorter than one year are not annualized.

Please note that distributions paid by the Fund to shareholders are subject to recharacterization for tax purposes and are taxable up to the amount of the Fund’s investment company taxable income and net realized gains. Distributions in excess of the Fund’s investment company taxable income and net realized gains are a return of capital distributed from the Fund’s assets.

[a]

The FTSE Nareit Equity REIT Index contains all tax-qualified real estate investment trusts (REITs) except timber and infrastructure REITs with more than 50% of total assets in qualifying real estate assets other than mortgages secured by real property that also meet minimum size and liquidity criteria. The S&P 500 Index is an unmanaged index of 500 large-capitalization stocks that is frequently used as a general measure of U.S. stock market performance.

COHEN & STEERS REAL ESTATE SECURITIES FUND, INC.

Market Review

Despite having one of their worst starts in years, REITs regained their footing to deliver a modestly positive total return for the first half of 2018. The group initially had a sharp decline amid an early-period spike in bond yields and concerns about fundamentals for retail and health care property landlords. REITs turned a corner in March as inflation remained generally benign and global economic momentum slowed, allowing bond yields to stabilize. Better-than-expected national retail sales data added to positive sentiment, as did visible real estate merger and acquisition activity. The turnaround occurred amid valuations that appeared attractive, based both on general discounts to REITs’ underlying net asset values and compared with earnings multiples for S&P 500 companies.

The deep discounts to property values sparked a wave of company acquisitions. Regional mall owner GGP endorsed a bid from Brookfield Property Partners, and an affiliate of Greystar Real Estate Partners announced that it would acquire student housing REIT Education Realty Trust (EDR) in a $4.6 billion privatization, at a 26% premium to EDR’s 90-day volume-weighted average share price. Prologis made a bid for its smaller industrial peer DCT Industrial Trust at a 15% premium. In the hotel sector, listed Pebblebrook and private Blackstone made competing offers to acquire LaSalle Hotel Properties.

Fund Performance

The Fund had a positive total return in the period and its Class F, I and Z shares modestly outperformed the Fund’s benchmark (the Fund’s Class A, C and R shares underperformed the benchmark). Contributors to relative performance included our decision not to own Colony NorthStar. The diversified REIT fell more than 40% on concerns about the company’s health care portfolio and its plans to move into new business segments.

Shopping center and regional mall REITs were among the poorer-performing sectors, although they recovered some of their initial losses as national retail sales appeared to stabilize, easing worries about store closings. An underweight and relatively favorable stock selection in the shopping center sector helped performance. We were overweight DDR Corp., which advanced. The company has been disposing non-core assets and improving its balance sheet. Stock selection in the office sector also aided performance, as did the Fund’s overweight in hotel REITs, which benefited from a pick up in travel in an improving economic and employment environment.

The industrial property sector outperformed in the period, supported by limited new supply and rising demand. An underweight and stock selection detracted from relative performance, in part as the Fund did not own DCT Industrial Trust, which rallied on the takeover bid from Prologis.

The Fund’s out-of-index positions in tower REITs American Tower and Crown Castle International Corp. also hindered performance; the stocks declined as the possibility of a Sprint/T-Mobile merger returned as a concern. As of June 30, 2018, the Fund did not own American Tower. While a merger could reduce tenant demand for towers in the medium to longer term, we believe towers are likely to benefit from strong increases in demand for wireless data services over time regardless.

COHEN & STEERS REAL ESTATE SECURITIES FUND, INC.

Impact of Derivatives on Fund Performance

The Fund engaged in the buying and selling of single stock options with the intention of enhancing total returns and reducing overall volatility. These contracts did not have a material effect on the Fund’s total return for the six-month period ended June 30, 2018.

Sincerely,

THOMAS N. BOHJALIAN	JASON A. YABLON
Portfolio Manager	Portfolio Manager

The views and opinions in the preceding commentary are subject to change without notice and are as of the date of the report. There is no guarantee that any market forecast set forth in the commentary will be realized. This material represents an assessment of the market environment at a specific point in time, should not be relied upon as investment advice and is not intended to predict or depict performance of any investment.

Visit Cohen & Steers online at cohenandsteers.com

For more information about the Cohen & Steers family of mutual funds, visit cohenandsteers.com. Here you will find fund net asset values, fund fact sheets and portfolio highlights, as well as educational resources and timely market updates.

Our website also provides comprehensive information about Cohen & Steers, including our most recent press releases, profiles of our senior investment professionals and their investment approach to each asset class. The Cohen & Steers family of mutual funds invests in major real asset categories including real estate securities, listed infrastructure, commodities and natural resource equities, as well as preferred securities and other income solutions.

COHEN & STEERS REAL ESTATE SECURITIES FUND, INC.

Performance Review (Unaudited)

Average Annual Total Returns—For Periods Ended June 30, 2018

	Class A Shares	Class C Shares	Class F Shares	Class I Shares	Class R Shares	Class Z Shares
1 Year (with sales charge)	–0.37%[a]	2.66%[b]	—	—	—	—
1 Year (without sales charge)	4.33%	3.66%	4.80%	4.64%	4.19%	4.73%
5 Years (with sales charge)	9.22%[a]	9.51%	—	—	—	—
5 Years (without sales charge)	10.23%	9.51%	—	10.54%	—	—
10 Years (with sales charge)	8.99%[a]	8.79%	—	—	—	—
10 Years (without sales charge)	9.50%	8.79%	—	9.84%	—	—
Since Inception[c] (with sales charge)	9.16%[a]	8.38%	—	—	—	—
Since Inception[c] (without sales charge)	9.41%	8.38%	5.90%	9.73%	10.41%	10.95%

The performance data quoted represent past performance. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate and shares, if redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Performance information current to the most recent month end can be obtained by visiting our website at cohenandsteers.com. All share class returns assume the reinvestment of all dividends and distributions at NAV. The performance table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance figures for periods shorter than one year are not annualized.

The annualized expense ratios for each class of shares as disclosed in the May 1, 2018 prospectus were as follows: Class A—1.15%; Class C—1.80%; Class F—0.80%; Class I—0.88%; Class R—1.30%; and Class Z—0.80%.

[a]	Reflects a 4.50% front-end sales charge.
[b]	Reflects a contingent deferred sales charge of 1.00%.
[c]	Inception dates: September 2, 1997, January 14, 1998, April 3, 2017, July 15, 1998, October 1, 2014 and October 1, 2014 for Class A, C, F, I, R and Z shares, respectively.

COHEN & STEERS REAL ESTATE SECURITIES FUND, INC.

Expense Example (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs including investment advisory fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2018—June 30, 2018.

Actual Expenses

The first line of the following table provides information about actual account values and expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

COHEN & STEERS REAL ESTATE SECURITIES FUND, INC.

Expense Example (Unaudited)—(Continued)

	Beginning Account Value January 1, 2018	Ending Account Value June 30, 2018	Expenses Paid During Period[a] January 1, 2018— June 30, 2018
Class A
Actual (0.88% return)	$1,000.00	$1,008.80	$5.68
Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.14	$5.71

Class C
Actual (0.58% return)	$1,000.00	$1,005.80	$8.90
Hypothetical (5% annual return before expenses)	$1,000.00	$1,015.92	$8.95

Class F
Actual (1.13% return)	$1,000.00	$1,011.30	$3.94
Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.88	$3.96

Class I
Actual (1.09% return)	$1,000.00	$1,010.90	$4.39
Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.43	$4.41

Class R
Actual (0.83% return)	$1,000.00	$1,008.30	$6.42
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.40	$6.46

Class Z
Actual (1.13% return)	$1,000.00	$1,011.30	$3.94
Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.88	$3.96

[a]

Expenses are equal to the Fund’s Class A, Class C, Class F, Class I, Class R and Class Z annualized expense ratios of 1.14%, 1.79%, 0.79%, 0.88%, 1.29% and 0.79%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

COHEN & STEERS REAL ESTATE SECURITIES FUND, INC.

June 30, 2018

Top Ten Holdings

(Unaudited)

Security	Value	% of Net Assets
Equinix	$231,159,161	5.2
Boston Properties	211,729,404	4.7
Digital Realty Trust	205,548,324	4.6
Prologis	201,542,963	4.5
Apartment Investment & Management Co., Class A	188,529,873	4.2
Simon Property Group	187,547,168	4.2
Crown Castle International Corp.	181,581,603	4.1
Park Hotels & Resorts	171,611,926	3.9
Essex Property Trust	168,349,747	3.8
UDR	168,304,696	3.8

Sector Breakdown

(Based on Net Assets)

(Unaudited)

COHEN & STEERS REAL ESTATE SECURITIES FUND, INC.

SCHEDULE OF INVESTMENTS

June 30, 2018 (Unaudited)

		Number of Shares	Value

COMMON STOCK	98.9%
COMMUNICATIONS—TOWERS	4.1%
Crown Castle International Corp.		1,684,118	$181,581,603

REAL ESTATE	94.8%
DATA CENTERS	11.3%
CyrusOne		1,147,296	66,956,195
Digital Realty Trust		1,842,161	205,548,324
Equinix		537,717	231,159,161

			503,663,680

DIVERSIFIED	1.7%
VEREIT		10,230,753	76,116,802

HEALTH CARE	9.3%
HCP		3,797,362	98,047,887
Healthcare Trust of America, Class A		5,157,156	139,036,926
Omega Healthcare Investors		655,520	20,321,120
Physicians Realty Trust		2,298,517	36,638,361
Sabra Health Care REIT		2,449,665	53,231,220
Welltower		1,099,401	68,921,449

			416,196,963

HOTEL	9.0%
Extended Stay America		1,920,549	41,503,064
Hilton Worldwide Holdings		975,412	77,213,614
Park Hotels & Resorts		5,602,740	171,611,926
Red Rock Resorts, Class A		1,238,115	41,476,853
RLJ Lodging Trust		3,058,125	67,431,656

			399,237,113

INDUSTRIALS	7.7%
Industrial Logistics Properties Trust		1,888,042	42,197,739
Liberty Property Trust		2,279,600	101,054,668
Prologis		3,068,092	201,542,963

			344,795,370

See accompanying notes to financial statements.

COHEN & STEERS REAL ESTATE SECURITIES FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2018 (Unaudited)

		Number of Shares	Value

NET LEASE	5.0%
Agree Realty Corp.		836,629	$44,148,913
Easterly Government Properties		2,246,708	44,394,950
Four Corners Property Trust		1,820,313	44,834,309
VICI Properties		4,221,005	87,121,543

			220,499,715

OFFICE	13.7%
Boston Properties		1,688,163	211,729,404
Cousins Properties		5,770,199	55,913,228
Douglas Emmett		1,667,617	67,004,851
Hudson Pacific Properties		2,752,481	97,520,402
Kilroy Realty Corp.		1,496,725	113,212,279
Vornado Realty Trust		906,625	67,017,720

			612,397,884

RESIDENTIAL	18.7%
APARTMENT	13.8%
Apartment Investment & Management Co., Class A		4,456,971	188,529,873
Equity Residential		322,993	20,571,424
Essex Property Trust		704,186	168,349,747
Mid-America Apartment Communities		680,416	68,497,479
UDR		4,483,343	168,304,696

			614,253,219

MANUFACTURED HOME	2.2%
Sun Communities		1,003,248	98,197,914

SINGLE FAMILY	2.7%
American Homes 4 Rent, Class A		2,373,251	52,638,707
Invitation Homes		2,879,377	66,398,434

			119,037,141

TOTAL RESIDENTIAL			831,488,274

SELF STORAGE	6.6%
CubeSmart		4,888,541	157,508,791
Extra Space Storage		724,188	72,281,204
Iron Mountain		1,891,547	66,223,061

			296,013,056

See accompanying notes to financial statements.

COHEN & STEERS REAL ESTATE SECURITIES FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2018 (Unaudited)

		Number of Shares	Value

SHOPPING CENTERS	11.8%
COMMUNITY CENTER	6.6%
Brixmor Property Group		2,720,073	$47,410,872
DDR Corp.		5,114,261	91,545,272
Urban Edge Properties		3,052,408	69,808,571
Weingarten Realty Investors		2,671,522	82,309,593

			291,074,308

REGIONAL MALL	5.2%
GGP		1,933,957	39,510,741
Simon Property Group		1,101,987	187,547,168
Taubman Centers		99,174	5,827,464

			232,885,373

TOTAL SHOPPING CENTERS			523,959,681

TOTAL REAL ESTATE			4,224,368,538

TOTAL COMMON STOCK (Identified cost—$3,869,842,545)			4,405,950,141

SHORT-TERM INVESTMENTS	0.7%
MONEY MARKET FUNDS
State Street Institutional Treasury Money Market Fund, Premier Class, 1.74%[a]		31,330,234	31,330,234

TOTAL SHORT-TERM INVESTMENTS (Identified cost—$31,330,234)			31,330,234

PURCHASED OPTION CONTRACTS (Premiums paid—$1,182,560)	0.0%		1,037,629

TOTAL INVESTMENTS IN SECURITIES (Identified cost—$3,902,355,339)	99.6%		4,438,318,004
WRITTEN OPTION CONTRACTS	(0.0)		(1,717,066)
OTHER ASSETS IN EXCESS OF LIABILITIES	0.4		20,833,120

NET ASSETS	100.0%		$4,457,434,058

See accompanying notes to financial statements.

COHEN & STEERS REAL ESTATE SECURITIES FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2018 (Unaudited)

Over-the-Counter Option Contracts

Purchased Options

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount[b]	Premiums Paid	Value
Call—Macerich Co.	BNP Paribas	$59.09	9/21/18	6,224	$35,370,992	$1,182,560	$1,037,629

Written Options
Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount[b]	Premiums Received	Value
Call—Macerich Co.	BNP Paribas	$65.72	9/21/18	(6,224)	$(35,370,992)	$(217,840)	$(184,131)
Put—Macerich Co.	BNP Paribas	54.01	9/21/18	(6,224)	(35,370,992)	(964,720)	(1,183,874)
Put—Taubman Centers, Inc.	Goldman Sachs	55.00	9/21/18	(2,124)	(12,480,624)	(302,388)	(349,061)
				(14,572)	$(83,222,608)	$(1,484,948)	$(1,717,066)

Glossary of Portfolio Abbreviations

REIT	Real Estate Investment Trust

Note: Percentages indicated are based on the net assets of the Fund.

[a]	Rate quoted represents the annualized seven-day yield of the fund.
[b]	Amount represents number of contracts multiplied by notional contract size multiplied by the underlying price.

See accompanying notes to financial statements.

COHEN & STEERS REAL ESTATE SECURITIES FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2018 (Unaudited)

ASSETS:
Investments in securities, at value (Identified cost—$3,902,355,339)	$4,438,318,004
Cash collateral pledged for over-the-counter option contracts	280,000
Receivable for:
Investment securities sold	71,384,205
Fund shares sold	20,731,511
Dividends	20,155,409
Other assets	41,150

Total Assets	4,550,910,279

LIABILITIES:
Written option contracts, at value (Premiums received—$1,484,948)	1,717,066
Payable for:
Investment securities purchased	69,226,217
Fund shares redeemed	14,576,650
Dividends and distributions declared	4,193,985
Investment advisory fees	2,442,833
Shareholder servicing fees	662,530
Administration fees	142,741
Distribution fees	25,915
Directors’ fees	2,100
Other liabilities	486,184

Total Liabilities	93,476,221

NET ASSETS	$4,457,434,058

NET ASSETS consist of:
Paid-in capital	$4,018,635,476
Dividends in excess of net investment income	(2,558,562)
Accumulated net realized loss	(94,373,403)
Net unrealized appreciation	535,730,547

$4,457,434,058

See accompanying notes to financial statements.

COHEN & STEERS REAL ESTATE SECURITIES FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES—(Continued)

June 30, 2018 (Unaudited)

CLASS A SHARES:
NET ASSETS	$528,897,478
Shares issued and outstanding ($0.001 par value common stock outstanding)	35,870,835

Net asset value and redemption price per share	$14.74

Maximum offering price per share ($14.74 ÷ 0.955)[a]	$15.43

CLASS C SHARES:
NET ASSETS	$239,062,145
Shares issued and outstanding ($0.001 par value common stock outstanding)	17,900,841

Net asset value and offering price per share[b]	$13.35

CLASS F SHARES:
NET ASSETS	$280,497,365
Shares issued and outstanding ($0.001 par value common stock outstanding)	18,063,065

Net asset value, offering and redemption price per share	$15.53

CLASS I SHARES:
NET ASSETS	$3,110,008,377
Shares issued and outstanding ($0.001 par value common stock outstanding)	200,279,264

Net asset value, offering and redemption price per share	$15.53

CLASS R SHARES:
NET ASSETS	$10,471,843
Shares issued and outstanding ($0.001 par value common stock outstanding)	676,431

Net asset value, offering and redemption price per share	$15.48

CLASS Z SHARES:
NET ASSETS	$288,496,850
Shares issued and outstanding ($0.001 par value common stock outstanding)	18,577,591

Net asset value, offering and redemption price per share	$15.53

[a]	On investments of $100,000 or more, the offering price is reduced.
[b]	Redemption price per share is equal to the net asset value per share less any applicable contingent deferred sales charge of 1.00% on shares held for less than one year.

See accompanying notes to financial statements.

COHEN & STEERS REAL ESTATE SECURITIES FUND, INC.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2018 (Unaudited)

Investment Income:
Dividend income	$64,960,625

Expenses:
Investment advisory fees	14,031,224
Shareholder servicing fees—Class A	264,496
Shareholder servicing fees—Class C	299,074
Shareholder servicing fees—Class I	1,206,861
Distribution fees—Class A	661,241
Distribution fees—Class C	897,223
Distribution fees—Class R	22,713
Administration fees	996,153
Transfer agent fees and expenses	462,059
Shareholder reporting expenses	228,669
Registration and filing fees	147,617
Directors’ fees and expenses	119,846
Professional fees	48,328
Custodian fees and expenses	44,858
Miscellaneous	86,776

Total Expenses	19,517,138

Net Investment Income (Loss)	45,443,487

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in securities	(71,060,795)
Written option contracts	5,156,624

Net realized gain (loss)	(65,904,171)

Net change in unrealized appreciation (depreciation) on:
Investments in securities	68,963,902
Written option contracts	(337,947)

Net change in unrealized appreciation (depreciation)	68,625,955

Net Realized and Unrealized Gain (Loss)	2,721,784

Net Increase (Decrease) in Net Assets Resulting from Operations	$48,165,271

See accompanying notes to financial statements.

COHEN & STEERS REAL ESTATE SECURITIES FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS (Unaudited)

	For the Six Months Ended June 30, 2018	For the Year Ended December 31, 2017
Change in Net Assets:
From Operations:
Net investment income (loss)	$45,443,487	$64,975,206
Net realized gain (loss)	(65,904,171)	13,604,630
Net change in unrealized appreciation (depreciation)	68,625,955	209,647,206

Net increase (decrease) in net assets resulting from operations	48,165,271	288,227,042

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(7,432,398)	(10,317,538)
Class C	(2,981,559)	(2,918,213)
Class F	(4,026,611)	(6,642)
Class I	(43,830,408)	(43,336,678)
Class R	(125,184)	(75,682)
Class Z	(3,975,052)	(2,929,764)
Net realized gain:
Class A	—	(770,448)
Class C	—	(356,644)
Class F	—	(2,193)
Class I	—	(3,501,001)
Class R	—	(9,135)
Class Z	—	(226,233)
Return of capital:
Class A	—	(6,039,035)
Class C	—	(2,854,262)
Class F	—	(3,918)
Class I	—	(21,836,181)
Class R	—	(50,543)
Class Z	—	(1,406,037)

Total dividends and distributions to shareholders	(62,371,212)	(96,640,147)

Capital Stock Transactions:
Increase (decrease) in net assets from Fund share transactions	125,973,909	1,274,610,589

Total increase (decrease) in net assets	111,767,968	1,466,197,484
Net Assets:
Beginning of period	4,345,666,090	2,879,468,606

End of period[a]	$4,457,434,058	$4,345,666,090

[a]	Includes dividends in excess of net investment income and accumulated undistributed net investment income of $2,558,562 and $14,369,163, respectively.

See accompanying notes to financial statements.

COHEN & STEERS REAL ESTATE SECURITIES FUND, INC.

FINANCIAL HIGHLIGHTS (Unaudited)

The following tables include selected data for a share outstanding throughout each period and other performance information derived from the financial statements. They should be read in conjunction with the financial statements and notes thereto.

	Class A
	For the Six Months Ended June 30, 2018	For the Year Ended December 31,
Per Share Operating Performance:		2017	2016	2015	2014	2013
Net asset value, beginning of period	$14.82	$14.09	$13.84	$16.16	$13.21	$13.47

Income (loss) from investment operations:

Net investment income (loss)[a]	0.13	0.22	0.19	0.14 [b]	0.16 [b]	0.15
Net realized and unrealized gain (loss)	(0.01)	0.86	0.89	0.73	4.01	0.44

Total from investment operations	0.12	1.08	1.08	0.87	4.17	0.59

Less dividends and distributions to shareholders from:

Net investment income	(0.20)	(0.21)	(0.17)	(0.12)	(0.17)	(0.15)
Net realized gain	—	(0.02)	(0.66)	(3.07)	(1.05)	(0.70)
Return of capital	—	(0.12)	—	—	—	—

Total dividends and distributions to shareholders	(0.20)	(0.35)	(0.83)	(3.19)	(1.22)	(0.85)

Net increase (decrease) in net asset value	(0.08)	0.73	0.25	(2.32)	2.95	(0.26)

Net asset value, end of period	$14.74	$14.82	$14.09	$13.84	$16.16	$13.21

Total investment return[c,d]	0.88%[e]	7.78%	7.75%	7.35%	32.13%	4.44%

Ratios/Supplemental Data:

Net assets, end of period (in millions)	$528.9	$611.1	$675.8	$391.5	$302.4	$344.3

Ratios to average daily net assets:

Expenses	1.14%[f]	1.14%	1.19%	1.23%	1.21%	1.23%

Net investment income (loss)	1.90%[f]	1.49%	1.36%	0.96%	1.11%	1.05%

Portfolio turnover rate	34%[e]	77%	83%	95%	91%	101%

[a]	Calculation based on average shares outstanding.
[b]	12.0% and 12.8% of gross income was attributable to dividends paid by Simon Property Group for the years ended December 31, 2015 and December 31, 2014, respectively.
[c]	Return assumes the reinvestment of all dividends and distributions at net asset value.
[d]	Does not reflect sales charges, which would reduce return.
[e]	Not annualized.
[f]	Annualized.

See accompanying notes to financial statements.

COHEN & STEERS REAL ESTATE SECURITIES FUND, INC.

FINANCIAL HIGHLIGHTS (Unaudited)—(Continued)

	Class C
	For the Six Months Ended June 30, 2018	For the Year Ended December 31,
Per Share Operating Performance:		2017	2016	2015	2014	2013
Net asset value, beginning of period	$13.44	$12.81	$12.66	$15.07	$12.39	$12.69

Income (loss) from investment operations:

Net investment income (loss)[a]	0.07	0.09	0.03	0.02 [b]	0.07 [b]	0.04
Net realized and unrealized gain (loss)	(0.00)[c]	0.81	0.87	0.67	3.75	0.42

Total from investment operations	0.07	0.90	0.90	0.69	3.82	0.46

Less dividends and distributions to shareholders from:

Net investment income	(0.16)	(0.13)	(0.09)	(0.03)	(0.09)	(0.06)
Net realized gain	—	(0.02)	(0.66)	(3.07)	(1.05)	(0.70)
Return of capital	—	(0.12)	—	—	—	—

Total dividends and distributions to shareholders	(0.16)	(0.27)	(0.75)	(3.10)	(1.14)	(0.76)

Net increase (decrease) in net asset value	(0.09)	0.63	0.15	(2.41)	2.68	(0.30)

Net asset value, end of period	$13.35	$13.44	$12.81	$12.66	$15.07	$12.39

Total investment return[d,e]	0.58%[f]	7.07%	7.03%	6.60%	31.31%	3.74%

Ratios/Supplemental Data:

Net assets, end of period (in millions)	$239.1	$275.9	$356.3	$312.6	$315.0	$249.1

Ratios to average daily net assets:

Expenses	1.79%[g]	1.79%	1.84%	1.88%	1.86%	1.87%

Net investment income (loss)	1.17%[g]	0.72%	0.27%	0.14%	0.46%	0.31%

Portfolio turnover rate	34%[f]	77%	83%	95%	91%	101%

[a]	Calculation based on average shares outstanding.
[b]	12.0% and 12.8% of gross income was attributable to dividends paid by Simon Property Group for the years ended December 31, 2015 and December 31, 2014, respectively.
[c]	Amount is less than $0.005.
[d]	Return assumes the reinvestment of all dividends and distributions at net asset value.
[e]	Does not reflect sales charges, which would reduce return.
[f]	Not annualized.
[g]	Annualized.

See accompanying notes to financial statements.

COHEN & STEERS REAL ESTATE SECURITIES FUND, INC.

FINANCIAL HIGHLIGHTS (Unaudited)—(Continued)

	Class F
Per Share Operating Performance:	For the Six Months Ended June 30, 2018	For the Period April 3, 2017[a] through December 31, 2017
Net asset value, beginning of period	$15.59	$14.97

Income (loss) from investment operations:

Net investment income (loss)[b]	0.18	0.56
Net realized and unrealized gain (loss)	(0.01)	0.36

Total from investment operations	0.17	0.92

Less dividends and distributions to shareholders from:

Net investment income	(0.23)	(0.19)
Net realized gain	—	(0.02)
Return of capital	—	(0.09)

Total dividends and distributions to shareholders	(0.23)	(0.30)

Net increase (decrease) in net asset value	(0.06)	0.62

Net asset value, end of period	$15.53	$15.59

Total investment return[c]	1.13%[d]	6.16%[d]

Ratios/Supplemental Data:

Net assets, end of period (in millions)	$280.5	$2.9

Ratios to average daily net assets:

Expenses	0.79%[e]	0.79%[e]

Net investment income (loss)	2.50%[e]	4.98%[e]

Portfolio turnover rate	34%[d]	77%[d]

[a]	Inception date.
[b]	Calculation based on average shares outstanding.
[c]	Return assumes the reinvestment of all dividends and distributions at net asset value.
[d]	Not annualized.
[e]	Annualized.

See accompanying notes to financial statements.

COHEN & STEERS REAL ESTATE SECURITIES FUND, INC.

FINANCIAL HIGHLIGHTS (Unaudited)—(Continued)

	Class I
	For the Six Months Ended June 30, 2018	For the Year Ended December 31,
Per Share Operating Performance:		2017	2016	2015	2014	2013
Net asset value, beginning of period	$15.59	$14.80	$14.50	$16.78	$13.68	$13.92

Income (loss) from investment operations:

Net investment income (loss)[a]	0.17	0.29	0.28	0.20 [b]	0.21 [b]	0.21
Net realized and unrealized gain (loss)	(0.01)	0.89	0.89	0.75	4.15	0.44

Total from investment operations	0.16	1.18	1.17	0.95	4.36	0.65

Less dividends and distributions to shareholders from:

Net investment income	(0.22)	(0.25)	(0.21)	(0.16)	(0.21)	(0.19)
Net realized gain	—	(0.02)	(0.66)	(3.07)	(1.05)	(0.70)
Return of capital	—	(0.12)	—	—	—	—

Total dividends and distributions to shareholders	(0.22)	(0.39)	(0.87)	(3.23)	(1.26)	(0.89)

Net increase (decrease) in net asset value	(0.06)	0.79	0.30	(2.28)	3.10	(0.24)

Net asset value, end of period	$15.53	$15.59	$14.80	$14.50	$16.78	$13.68

Total investment return[c]	1.09%[d]	8.09%	8.00%	7.62%	32.48%	4.72%

Ratios/Supplemental Data:

Net assets, end of period (in millions)	$3,110.0	$3,230.8	$1,721.3	$728.9	$606.7	$768.0

Ratios to average daily net assets:

Expenses	0.88%[e]	0.87%	0.91%	0.93%	0.95%	0.96%

Net investment income (loss)	2.32%[e]	1.88%	1.87%	1.31%	1.35%	1.40%

Portfolio turnover rate	34%[d]	77%	83%	95%	91%	101%

[a]	Calculation based on average shares outstanding.
[b]	12.0% and 12.8% of gross income was attributable to dividends paid by Simon Property Group for the years ended December 31, 2015 and December 31, 2014, respectively.
[c]	Return assumes the reinvestment of all dividends and distributions at net asset value.
[d]	Not annualized.
[e]	Annualized.

See accompanying notes to financial statements.

COHEN & STEERS REAL ESTATE SECURITIES FUND, INC.

FINANCIAL HIGHLIGHTS (Unaudited)—(Continued)

	Class R
	For the Six Months Ended June 30, 2018	For the Year Ended December 31,			For the Period October 1, 2014[a] through December 31, 2014
Per Share Operating Performance:		2017	2016	2015
Net asset value, beginning of period	$15.55	$14.77	$14.47	$16.78	$15.16

Income (loss) from investment operations:

Net investment income (loss)[b]	0.14	0.24	0.29	0.24 [c]	0.06
Net realized and unrealized gain (loss)	(0.02)	0.88	0.82	0.64	2.32

Total from investment operations	0.12	1.12	1.11	0.88	2.38

Less dividends and distributions to shareholders from:

Net investment income	(0.19)	(0.20)	(0.15)	(0.12)	(0.02)
Net realized gain	—	(0.02)	(0.66)	(3.07)	(0.74)
Return of capital	—	(0.12)	—	—	—

Total dividends and distributions to shareholders	(0.19)	(0.34)	(0.81)	(3.19)	(0.76)

Net increase (decrease) in net asset value	(0.07)	0.78	0.30	(2.31)	1.62

Net asset value, end of period	$15.48	$15.55	$14.77	$14.47	$16.78

Total investment return[d]	0.83%[e]	7.63%	7.62%	7.15%	15.80%[e]

Ratios/Supplemental Data:

Net assets, end of period (in millions)	$10.5	$8.9	$4.0	$1.7	$0.01

Ratios to average daily net assets:

Expenses	1.29%[f]	1.29%	1.34%	1.38%	1.38%[f]

Net investment income (loss)	1.94%[f]	1.58%	1.91%	1.67%	1.34%[f]

Portfolio turnover rate	34%[e]	77%	83%	95%	91%[e]

[a]	Inception date.
[b]	Calculation based on average shares outstanding.
[c]	12.0% of gross income was attributable to dividends paid by Simon Property Group for the year ended December 31, 2015.
[d]	Return assumes the reinvestment of all dividends and distributions at net asset value.
[e]	Not annualized.
[f]	Annualized.

See accompanying notes to financial statements.

COHEN & STEERS REAL ESTATE SECURITIES FUND, INC.

FINANCIAL HIGHLIGHTS (Unaudited)—(Continued)

	Class Z
	For the Six Months Ended June 30, 2018	For the Year Ended December 31,			For the Period October 1, 2014[a] through December 31, 2014
Per Share Operating Performance:		2017	2016	2015
Net asset value, beginning of period	$15.59	$14.80	$14.50	$16.78	$15.16

Income (loss) from investment operations:

Net investment income (loss)[b]	0.18	0.31	0.44	0.35 [c]	0.08
Net realized and unrealized gain (loss)	(0.01)	0.89	0.74	0.61	2.32

Total from investment operations	0.17	1.20	1.18	0.96	2.40

Less dividends and distributions to shareholders from:

Net investment income	(0.23)	(0.27)	(0.22)	(0.17)	(0.04)
Net realized gain	—	(0.02)	(0.66)	(3.07)	(0.74)
Return of capital	—	(0.12)	—	—	—

Total dividends and distributions to shareholders	(0.23)	(0.41)	(0.88)	(3.24)	(0.78)

Net increase (decrease) in net asset value	(0.06)	0.79	0.30	(2.28)	1.62

Net asset value, end of period	$15.53	$15.59	$14.80	$14.50	$16.78

Total investment return[d]	1.13%[e]	8.17%	8.06%	7.69%	15.94%[e]

Ratios/Supplemental Data:

Net assets, end of period (in millions)	$288.5	$216.0	$122.0	$2.4	$0.01

Ratios to average daily net assets:

Expenses	0.79%[f]	0.79%	0.84%	0.88%	0.86%[f]

Net investment income (loss)	2.54%[f]	2.00%	2.88%	2.43%	1.86%[f]

Portfolio turnover rate	34%[e]	77%	83%	95%	91%[e]

[a]	Inception date.
[b]	Calculation based on average shares outstanding.
[c]	12.0% of gross income was attributable to dividends paid by Simon Property Group for the year ended December 31, 2015.
[d]	Return assumes the reinvestment of all dividends and distributions at net asset value.
[e]	Not annualized.
[f]	Annualized.

See accompanying notes to financial statements.

COHEN & STEERS REAL ESTATE SECURITIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Note 1. Organization and Significant Accounting Policies

Cohen & Steers Real Estate Securities Fund, Inc. (the Fund) was incorporated under the laws of the State of Maryland on July 3, 1997 and is registered under the Investment Company Act of 1940 (the 1940 Act) as a non-diversified, open-end management investment company. The Fund’s investment objective is total return. The authorized shares of the Fund are divided into seven classes designated Class A, C, F, I, R, T and Z shares. Each of the Fund’s shares has equal dividend, liquidation and voting rights (except for matters relating to distribution and shareholder servicing of such shares). Class F shares became available for investment on April 3, 2017, on which date the Fund sold 668 shares of Class F shares for $10,000 to Cohen & Steers Capital Management, Inc. (the investment advisor). Class T shares are currently not available for purchase.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The Fund is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification (ASC) Topic 946—Investment Companies. The accounting policies of the Fund are in conformity with accounting principles generally accepted in the United States of America (GAAP). The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Portfolio Valuation: Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. Exchange-traded options are valued at their last sale price as of the close of options trading on applicable exchanges on the valuation date. In the absence of a last sale price on such day, options are valued at the average of the quoted bid and ask prices as of the close of business. Over-the-counter (OTC) options are valued based upon prices provided by a third-party pricing service or counterparty.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges (including NASDAQ) are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the OTC market, including listed securities whose primary market is believed by the investment advisor to be OTC, are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities.

COHEN & STEERS REAL ESTATE SECURITIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at net asset value (NAV).

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the investment advisor, subject to the oversight of the Board of Directors. The investment advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment advisor determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

Foreign equity fair value pricing procedures utilized by the Fund may cause certain non-U.S. equity holdings to be fair valued on the basis of fair value factors provided by a pricing service to reflect any significant market movements between the time the Fund values such securities and the earlier closing of foreign markets.

The Fund’s use of fair value pricing may cause the NAV of Fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

COHEN & STEERS REAL ESTATE SECURITIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

The inputs or methodology used for valuing investments may or may not be an indication of the risk associated with those investments.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfer at the end of the period in which the underlying event causing the movement occurred. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. There were no transfers between Level 1 and Level 2 investments as of June 30, 2018.

The following is a summary of the inputs used as of June 30, 2018 in valuing the Fund’s investments carried at value:

	Total	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common Stock	$4,405,950,141	$4,405,950,141	$—	$—
Purchased Option Contracts	1,037,629	—	1,037,629	—
Short-Term Investments	31,330,234	—	31,330,234	—

Total Investments in Securities[a]	$4,438,318,004	$4,405,950,141	$32,367,863	$—

Written Option Contracts	$(1,717,066)	$—	$(1,717,066)	$—

Total Derivative Liabilities[a]	$(1,717,066)	$—	$(1,717,066)	$—

[a]	Portfolio holdings are disclosed individually on the Schedule of Investments.

Security Transactions: Investment Income and Expense Allocations: Security transactions are recorded on trade date. Realized gains and losses on investments sold are recorded on the basis of identified cost. Interest income, which includes the amortization of premiums and accretion of discounts, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date, except for certain dividends on foreign securities, which are recorded as soon as the Fund is informed after the ex-dividend date. Distributions from REITs are recorded as ordinary income, net realized capital gain or return of capital based on information reported by the REITs and management’s estimates of such amounts based on historical information. These estimates are adjusted when the actual source of distributions is disclosed by the REITs and actual amounts may differ from the estimated amounts. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

Options: The Fund may purchase and write exchange-listed and OTC put or call options on securities, stock indices and other financial instruments for hedging purposes, to enhance portfolio returns and reduce overall volatility.

COHEN & STEERS REAL ESTATE SECURITIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

When the Fund writes (sells) an option, an amount equal to the premium received by the Fund is recorded on the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When an option expires, the Fund realizes a gain on the option to the extent of the premium received. Premiums received from writing options which are exercised or closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium reduces the cost basis of the security purchased by the Fund. If a call option is exercised, the premium is added to the proceeds of the security sold to determine the realized gain or loss. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the underlying index or security. Other risks include the possibility of an illiquid options market or the inability of the counterparties to fulfill their obligations under the contracts.

Put and call options purchased are accounted for in the same manner as portfolio securities. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is executed. The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of the premium and change in market value should the counterparty not perform under the contract.

Dividends and Distributions to Shareholders: Dividends from net investment income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from GAAP. Dividends from net investment income, if any, are declared and paid quarterly. Net realized capital gains, unless offset by any available capital loss carryforward, are typically distributed to shareholders at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date and are automatically reinvested in full and fractional shares of the Fund based on the NAV per share at the close of business on the payable date, unless the shareholder has elected to have them paid in cash.

Dividends from net investment income are subject to recharacterization for tax purposes. Based upon the results of operations for the six months ended June 30, 2018, the investment advisor considers it likely that a significant portion of the dividends will be reclassified to distributions from return of capital upon the final determination of the Fund’s taxable income after December 31, 2018, the Fund’s fiscal year end.

Income Taxes: It is the policy of the Fund to continue to qualify as a regulated investment company (RIC), if such qualification is in the best interest of the shareholders, by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to RICs, and by distributing substantially all of its taxable earnings to its shareholders. Also, in order to avoid the payment of any federal excise taxes, the Fund will distribute substantially all of its net investment income and net realized gains on a calendar year basis. Accordingly, no provision for federal income or excise tax is necessary. Dividend and interest income from holdings in non-U.S. securities is recorded net of non-U.S. taxes paid. Management has analyzed the Fund’s tax positions taken on federal and applicable state income tax returns as well as its tax positions in non-U.S. jurisdictions in which it trades for all open tax years and has concluded that as of June 30, 2018, no additional provisions for income

COHEN & STEERS REAL ESTATE SECURITIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

tax are required in the Fund’s financial statements. The Fund’s tax positions for the tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service, state departments of revenue and by foreign tax authorities.

Note 2. Investment Advisory, Administration Fees and Other Transactions with Affiliates

Investment Advisory Fees: Cohen & Steers Capital Management, Inc. serves as the Fund’s investment advisor pursuant to an investment advisory agreement (the investment advisory agreement). Under the terms of the investment advisory agreement, the investment advisor provides the Fund with day-to-day investment decisions and generally manages the Fund’s investments in accordance with the stated policies of the Fund, subject to the supervision of the Board of Directors.

For the services provided to the Fund, the investment advisor receives a fee, accrued daily and paid monthly, at the annual rate of 0.75% of the average daily net assets of the Fund up to and including $1.5 billion and 0.65% of the average daily net assets above $1.5 billion.

Administration Fees: The Fund has entered into an administration agreement with the investment advisor under which the investment advisor performs certain administrative functions for the Fund and receives a fee, accrued daily and paid monthly, at the annual rate of 0.04% of the average daily net assets of the Fund. For the six months ended June 30, 2018, the Fund incurred $817,685 in fees under this administration agreement. Additionally, the Fund pays State Street Bank and Trust Company as co-administrator under a fund accounting and administration agreement.

Distribution Fees: Shares of the Fund are distributed by Cohen & Steers Securities, LLC (the distributor), an affiliated entity of the investment advisor. The Fund has adopted an amended distribution and service plan (the plan) pursuant to Rule 12b-1 under the 1940 Act. The plan provides that the Fund will pay the distributor a fee, accrued daily and paid monthly, at an annual rate of up to 0.25% of the average daily net assets attributable to Class A shares, up to 0.75% of the average daily net assets attributable to Class C shares and up to 0.50% of the average daily net assets attributable to Class R shares. In addition, with respect to Class R shares, such amounts may also be used to pay for services to Fund shareholders or services related to the maintenance of shareholder accounts.

There is a maximum initial sales charge of 4.50% for Class A shares. There is a contingent deferred sales charge (CDSC) of 1.00% on purchases of $1 million or more of Class A shares, which applies if redemption occurs within one year from purchase. There is a CDSC of 1.00% on Class C shares if redemption occurs within one year from purchase. For the six months ended June 30, 2018, the Fund has been advised that the distributor received $26,313, which represents a portion of the sales commissions paid by shareholders from the sale of Class A shares, and $594 and $13,276 of CDSC relating to redemptions of Class A and Class C shares, respectively. The distributor has advised the Fund that proceeds from the CDSC on these classes are used by the distributor to defray its expenses related to providing distribution-related services to the Fund in connection with the sale of these classes, including payments to dealers and other financial intermediaries for selling these classes. The payment of a CDSC may result in the distributor receiving amounts greater or less than the upfront commission paid by the distributor to the financial intermediary.

COHEN & STEERS REAL ESTATE SECURITIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

Shareholder Servicing Fees: For shareholder services, the Fund pays the distributor or its affiliates a fee, accrued daily, at an annual rate of up to 0.10% of the average daily net assets of the Fund’s Class A and Class I shares and up to 0.25% of the average daily net assets of the Fund’s Class C shares. The distributor is responsible for paying qualified financial institutions for shareholder services.

Directors’ and Officers’ Fees: Certain directors and officers of the Fund are also directors, officers and/or employees of the investment advisor. The Fund does not pay compensation to directors and officers affiliated with the investment advisor except for the Chief Compliance Officer, who received compensation from the investment advisor, which was reimbursed by the Fund, in the amount of $24,460 for the six months ended June 30, 2018.

Note 3. Purchases and Sales of Securities

Purchases and sales of securities, excluding short-term investments, for the six months ended June 30, 2018, totaled $1,578,553,953 and $1,417,303,403, respectively.

Note 4. Derivative Investments

The following tables present the value of derivatives held at June 30, 2018 and the effect of derivatives held during the six months ended June 30, 2018, along with the respective location in the financial statements.

Statement of Assets and Liabilities

	Assets		Liabilities
Derivatives	Location	Fair Value	Location	Fair Value
Equity Risk:
Written Option Contracts— Over-the-Counter	—	$—	Written option contracts	$1,717,066

Statement of Operations

Derivatives	Location	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
Equity Risk:
Written Option Contracts—Over-the-Counter	Net Realized and Unrealized Gain (Loss)	$5,156,624	$(337,947)

COHEN & STEERS REAL ESTATE SECURITIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

At June 30, 2018, the Fund’s derivative assets and liabilities (by type), which are subject to a master netting agreement, are as follows:

Derivative Financial Instruments	Assets	Liabilities
Equity Risk:
Written Option Contracts— Over-the-Counter	$—	$1,717,066

The following table presents the Fund’s derivative liabilities by counterparty net of amounts available for offset under a master netting agreement and net of the related collateral pledged by the Fund, if any, as of June 30, 2018:

Counterparty	Gross Amount of Liabilities Presented in the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Collateral Pledged[a]	Net Amount of Derivative Liabilities[b]
BNP Paribas	$1,368,005	$1,037,629	$280,000	$50,376
Goldman Sachs International	349,061	—	—	349,061

	$1,717,066	$1,037,629	$280,000	$399,437

[a]	In some instances, the actual collateral pledged may be more than amount shown.
[b]	Net amount represents the net payable due to the counterparty in the event of default.

The following summarizes the volume of the Fund’s written option contracts activity for the six months ended June 30, 2018:

Written Option Contracts[a]
Average Notional Amount	$109,381,253
Ending Notional Amount	83,222,608

[a]	Notional amount is calculated using the number of contracts multiplied by notional contract size multiplied by the underlying price.

Note 5. Income Tax Information

As of June 30, 2018, the federal tax cost and net unrealized appreciation (depreciation) in value of investments held were as follows:

Cost of investments in securities for federal income tax purposes	$3,902,355,339

Gross unrealized appreciation on investments	$564,406,877
Gross unrealized depreciation on investments	(28,676,330)

Net unrealized appreciation (depreciation) on investments	$535,730,547

COHEN & STEERS REAL ESTATE SECURITIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

Note 6. Capital Stock

The Fund is authorized to issue 850 million shares of capital stock, at a par value of $0.001 per share, classified in seven classes as follows: 100 million of Class A capital stock, 50 million of Class C capital stock, 50 million of Class F capital stock, 500 million of Class I capital stock, 50 million of Class R capital stock, 50 million of Class T capital stock and 50 million of Class Z capital stock. Class T shares are not currently available for purchase. The Board of Directors of the Fund may increase or decrease the aggregate number of shares of common stock that the Fund has authority to issue. Transactions in Fund shares were as follows:

	For the Six Months Ended June 30, 2018		For the Year Ended December 31, 2017
	Shares	Amount	Shares	Amount
Class A:
Sold	6,260,263	$87,340,469	20,281,430	$292,848,987
Issued as reinvestment of dividends and distributions	404,559	5,779,861	953,762	13,777,284
Redeemed	(12,033,573)	(167,742,936)	(27,971,534)	(406,390,738)

Net increase (decrease)	(5,368,751)	$(74,622,606)	(6,736,342)	$(99,764,467)

Class C:
Sold	1,009,724	$12,777,153	3,110,317	$40,767,020
Issued as reinvestment of dividends and distributions	186,526	2,416,461	350,353	4,594,520
Redeemed	(3,818,807)	(48,136,070)	(10,750,306)	(140,701,916)

Net increase (decrease)	(2,622,557)	$(32,942,456)	(7,289,636)	$(95,340,376)

Class F:[a]
Sold	20,333,443	$304,344,589	188,438	$2,945,311
Issued as reinvestment of dividends and distributions	267,372	4,026,221	796	12,245
Redeemed	(2,725,751)	(39,907,235)	(1,233)	(19,184)

Net increase (decrease)	17,875,064	$268,463,575	188,001	$2,938,372

COHEN & STEERS REAL ESTATE SECURITIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

	For the Six Months Ended June 30, 2018		For the Year Ended December 31, 2017
	Shares	Amount	Shares	Amount

Class I:
Sold	56,479,031	$827,147,295	109,804,850	$1,671,996,373
Subscriptions in-kind[b]	—	—	26,954,520	404,048,260
Issued as reinvestment of dividends and distributions	2,540,173	38,270,454	3,930,590	59,842,849
Redeemed	(65,926,372)	(971,202,172)	(49,776,321)	(759,352,169)

Net increase (decrease)	(6,907,168)	$(105,784,423)	90,913,639	$1,376,535,313

Class R:
Sold	190,477	$2,783,679	424,521	$6,502,348
Issued as reinvestments of dividends and distributions	8,261	124,221	8,851	134,378
Redeemed	(96,302)	(1,411,965)	(129,519)	(1,974,907)

Net increase (decrease)	102,436	$1,495,935	303,853	$4,661,819

Class Z:
Sold	6,840,319	$100,673,143	7,747,853	$118,440,336
Issued as reinvestment of dividends and distributions	256,607	3,867,481	295,090	4,492,139
Redeemed	(2,369,843)	(35,176,740)	(2,434,176)	(37,352,547)

Net increase (decrease)	4,727,083	$69,363,884	5,608,767	$85,579,928

[a]	Inception date of April 3, 2017.
[b]	Certain shareholders of the Fund subscribed shares in-kind.

Note 7. Subscriptions In-Kind

The Fund may receive payment for Fund shares purchased wholly or in part by receiving portfolio securities from shareholders. For the year ended December 31, 2017, the Fund had subscriptions in-kind with total proceeds in the amount of $404,048,260. For the six months ended June 30, 2018, the Fund did not have any subscriptions in-kind.

COHEN & STEERS REAL ESTATE SECURITIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

Note 8. Other Risks

Common Stock Risk: While common stocks have historically generated higher average returns than fixed income securities over the long-term, common stock has also experienced significantly more volatility in those returns, although under certain market conditions, fixed-income investments may have comparable or greater price volatility. An adverse event, such as an unfavorable earnings report, may depress the value of common stock held by the Fund. Also, the price of common stock is sensitive to general movements in the stock market. A drop in the stock market may depress the price of common stock held by the Fund.

Real Estate Market Risk: Since the Fund concentrates its assets in companies engaged in the real estate industry, an investment in the Fund will be closely linked to the performance of the real estate markets. Risks of investing in real estate securities include falling property values due to increasing vacancies, declining rents resulting from economic, legal, tax, political or technological developments, lack of liquidity, limited diversification, and sensitivity to certain economic factors such as interest-rate changes and market recessions. Real estate company prices also may drop because of the failure of borrowers to pay their loans and poor management, and residential developers, in particular, could be negatively impacted by falling home prices, slower mortgage origination and rising construction costs. The risks of investing in REITs are similar to those associated with direct investments in real estate securities.

REIT Risk: In addition to the risks of securities linked to the real estate industry, REITs are subject to certain other risks related to their structure and focus. REITs are dependent upon management skills and generally may not be diversified. REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation. In addition, REITs could possibly fail to (i) qualify for pass-through of income under applicable tax law, or (ii) maintain their exemptions from registration under the 1940 Act. The above factors may also adversely affect a borrower’s or a lessee’s ability to meet its obligations to the REIT. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.

Small- and Medium-Sized Companies Risk: Real estate companies in the industry tend to be small-to medium-sized companies in relation to the equity markets as a whole. There may be less trading in a smaller company’s stock, which means that buy and sell transactions in that stock could have a larger impact on the stock’s price than is the case with larger company stocks. Smaller companies also may have fewer lines of business so that changes in any one line of business may have a greater impact on a smaller company’s stock price than is the case for a larger company. Further, smaller company stocks may perform differently in different cycles than larger company stocks. Accordingly, real estate company shares can, and at times will, perform differently than large company stocks.

Non-Diversification Risk: As a “non-diversified” investment company, the Fund can invest in fewer individual companies than a diversified investment company. As a result, the Fund is more susceptible to any single political, regulatory or economic occurrence and to the financial condition of individual issuers in which it invests. The Fund’s relative lack of diversity may subject investors to greater risk of loss than a fund that has a diversified portfolio.

COHEN & STEERS REAL ESTATE SECURITIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

Options Risk: Gains on options transactions depend on the investment advisor’s ability to predict correctly the direction of stock prices, indexes, interest rates, and other economic factors, and unanticipated changes may cause poorer overall performance for the Fund than if it had not engaged in such transactions. A rise in the value of the security or index underlying a call option written by the Fund exposes the Fund to possible loss or loss of opportunity to realize appreciation in the value of any portfolio securities underlying or otherwise related to the call option. By writing a put option, the Fund assumes the risk of a decline in the underlying security or index. There can be no assurance that a liquid market will exist when the Fund seeks to close out an option position, and for certain options not traded on an exchange no market usually exists. Trading could be interrupted, for example, because of supply and demand imbalances arising from a lack of either buyers or sellers, or an options exchange could suspend trading after the price has risen or fallen more than the maximum specified by the exchange.

Although the Fund may be able to offset to some extent any adverse effects of being unable to liquidate an option position, that Fund may experience losses in some cases as a result of such inability, may not be able to close its position and, in such an event would be unable to control its losses.

Regulatory Risk: The U.S. government has proposed and adopted multiple regulations that could have a long-lasting impact on the Fund and on the mutual fund industry in general. The U.S. Securities and Exchange Commission’s (SEC) final rules and amendments to modernize reporting and disclosure and to develop and implement a Liquidity Risk Management Program for open-end investment companies along with other potential upcoming regulations, could, among other things, restrict the Fund’s ability to engage in transactions, impact flows into the Fund and/or increase overall expenses of the Fund. In addition, the SEC, Congress, various exchanges and regulatory and self-regulatory authorities, both domestic and foreign, have undertaken reviews of the use of derivatives by registered investment companies, which could affect the nature and extent of derivatives used by the Fund. While the full extent of these regulations is still unclear, these regulations and actions may adversely affect the instruments in which the Fund invests and its ability to execute its investment strategy. Similarly, regulatory developments in other countries may have an unpredictable and adverse impact on the Fund.

Large Shareholder Risk: The Fund may have one or more large shareholders or a group of shareholders investing in classes of Fund shares indirectly through an account, platform or program sponsored by a financial institution. Investment and asset allocation decisions by such financial institutions regarding the account, platform or program through which multiple shareholders invest may result in subscription and redemption decisions that have a significant impact on the assets, expenses and trading activities of the Fund. Such a decision may cause the Fund to sell assets (or invest cash) at disadvantageous times or prices, increase or accelerate taxable gains or transaction costs and may negatively affect the Fund’s NAV, performance, or ability to satisfy redemptions in a timely manner.

COHEN & STEERS REAL ESTATE SECURITIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

Qualified REIT Dividends Paid by the Fund Ineligible for Pass-Through Deduction: Starting for calendar year 2018, non-corporate taxpayers are permitted to deduct a portion of any amounts received from a REIT that are “qualified REIT dividends.” This deduction is currently not available in respect of such amounts paid by a REIT to the Fund, and distributed by the Fund to its shareholders. As a result, a non-corporate shareholder will generally be subject to a higher effective tax rate on any such amounts received from the Fund compared to the effective rate applicable to any qualified REIT dividends a shareholder would receive if the shareholder invested directly in a REIT.

This is not a complete list of the risks of investing in the Fund. For additional information concerning the risks of investing in the Fund, please consult the Fund’s prospectus.

Note 9. Other

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

Note 10. Subsequent Events

Management has evaluated events and transactions occurring after June 30, 2018 through the date that the financial statements were issued, and has determined that no additional disclosure in the financial statements is required.

COHEN & STEERS REAL ESTATE SECURITIES FUND, INC.

OTHER INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 800-330-7348, (ii) on our website at cohenandsteers.com or (iii) on the SEC’s website at http://www.sec.gov. In addition, the Fund’s proxy voting record for the most recent 12-month period ended June 30 is available by August 31 of each year (i) without charge, upon request, by calling 800-330-7348 or (ii) on the SEC’s website at http://www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available (i) without charge, upon request, by calling 800-330-7348 or (ii) on the SEC’s website at http://www.sec.gov. In addition, the Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Please note that distributions paid by the Fund to shareholders are subject to recharacterization for tax purposes. The Fund may also pay distributions in excess of the Fund’s net investment company taxable income and net realized gains and this excess would be a tax free return of capital distributed from the Fund’s assets. The final tax treatment of all distributions is reported to shareholders on their 1099-DIV forms, which are mailed after the close of each calendar year.

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

The Board of Directors of the Fund, including a majority of the directors who are not parties to the Fund’s investment advisory agreement (the Advisory Agreement), or interested persons of any such party (the Independent Directors), has the responsibility under the Investment Company Act of 1940 to approve the Fund’s Advisory Agreement for its initial two year term and its continuation annually thereafter at a meeting of the Board of Directors called for the purpose of voting on the approval or continuation. The Advisory Agreement was discussed at a meeting of the Independent Directors held on June 5, 2018 and at meetings of the full Board of Directors held in person on March 20, 2018 and June 12, 2018. At the meeting of the full Board of Directors on June 12, 2018, the Advisory Agreement was unanimously continued for a term ending June 30, 2019 by the Fund’s Board of Directors, including the Independent Directors. The Independent Directors were represented by independent counsel who assisted them in their deliberations during the meetings and executive sessions.

In considering whether to continue the Advisory Agreement, the Board of Directors reviewed materials provided by an independent data provider, which included, among other things, fee, expense and performance information compared to peer funds (the Peer Funds) and performance comparisons to a larger category universe; summary information prepared by the Fund’s investment advisor (the Investment Advisor); and a memorandum from Fund counsel outlining the legal duties of the Board of Directors. The Board of Directors also spoke directly with representatives of the independent data provider and met with investment advisory personnel. In addition, the Board of Directors considered information provided from time to time by the Investment Advisor throughout the year at meetings of the Board of Directors, including presentations by portfolio managers relating to the investment performance of the Fund and the investment strategies used in pursuing the Fund’s objective. In particular, the Board of Directors considered the following:

(i) The nature, extent and quality of services to be provided by the Investment Advisor: The Board of Directors reviewed the services that the Investment Advisor provides to the Fund, including, but not

COHEN & STEERS REAL ESTATE SECURITIES FUND, INC.

limited to, making the day-to-day investment decisions for the Fund, placing orders for the investment and reinvestment of the Fund’s assets, furnishing information to the Board of Directors of the Fund regarding the Fund’s portfolio, providing individuals to serve as Fund officers, and generally managing the Fund’s investments in accordance with the stated policies of the Fund. The Board of Directors also discussed with officers and portfolio managers of the Fund the types of transactions that were being done on behalf of the Fund. Additionally, the Board of Directors took into account the services provided by the Investment Advisor to its other funds and accounts, including those that have investment objectives and strategies similar to those of the Fund. The Board of Directors also considered the education, background and experience of the Investment Advisor’s personnel, particularly noting the potential benefit that the portfolio managers’ work experience and favorable reputation can have on the Fund. The Board of Directors further noted the Investment Advisor’s ability to attract qualified and experienced personnel. The Board of Directors also considered the administrative services provided by the Investment Advisor, including compliance and accounting services. After consideration of the above factors, among others, the Board of Directors concluded that the nature, extent and quality of services provided by the Investment Advisor are satisfactory and appropriate.

(ii) Investment performance of the Fund and the Investment Advisor: The Board of Directors considered the investment performance of the Fund compared to Peer Funds and compared to a relevant benchmark. The Board of Directors noted that the Fund outperformed the Peer Funds’ medians for the one-, three-, five- and ten-year periods ended March 31, 2018, ranking in the second quintile for the one-year period and the first quintile for each of the three-, five- and ten-year periods. The Board of Directors noted that the Fund outperformed its benchmark for each of the one-, three-, five- and ten-year periods ended March 31, 2018. The Board of Directors engaged in discussions with the Investment Advisor regarding the contributors to and detractors from the Fund’s performance during the periods. The Board of Directors also considered supplemental information provided by the Investment Advisor, including a narrative summary of various factors affecting performance and the Investment Advisor’s performance in managing other real estate funds. The Board of Directors determined that Fund performance, in light of all the considerations noted above, supported the continuation of the Advisory Agreement.

(iii) Cost of the services to be provided and profits to be realized by the Investment Advisor from the relationship with the Fund: The Board of Directors considered the contractual and actual management fee paid by the Fund as well as the Fund’s total expense ratio. As part of its analysis, the Board of Directors gave consideration to the fee and expense analyses provided by the independent data provider. The Board of Directors noted that the Fund’s actual management fee and total expense ratio were lower than the Peer Funds’ medians, each ranking in the third quintile. The Board of Directors noted that the Fund has a breakpoint of 0.10% on assets under management over $1.5 billion and is currently benefitting from the fee reduction of the breakpoint. In light of the considerations above, the Board of Directors concluded that the Fund’s current expense structure was satisfactory.

The Board of Directors also reviewed information regarding the profitability to the Investment Advisor of its relationship with the Fund. The Board of Directors considered the level of the Investment Advisor’s profits and whether the profits were reasonable for the Investment Advisor. The Board of Directors took into consideration other benefits to be derived by the Investment Advisor in connection with the Advisory Agreement, noting particularly the research and related services, within the meaning of Section 28(e) of the Securities Exchange Act of 1934, that the Investment Advisor receives by

COHEN & STEERS REAL ESTATE SECURITIES FUND, INC.

allocating the Fund’s brokerage transactions. The Board of Directors further considered that the Investment Advisor continues to reinvest profits back in the business, including upgrading and/or implementing new trading, compliance and accounting systems, and by adding investment personnel to the portfolio management teams. The Board of Directors also considered the administrative services provided by the Investment Advisor and the associated administration fee paid to the Investment Advisor for such services under the Administration Agreement. The Board of Directors determined that the services received under the Administration Agreement are beneficial to the Fund. The Board of Directors concluded that the profits realized by the Investment Advisor from its relationship with the Fund were reasonable and consistent with the Investment Advisor’s fiduciary duties.

(iv) The extent to which economies of scale would be realized as the Fund grows and whether fee levels would reflect such economies of scale: The Board of Directors noted that the Fund’s advisory fee schedule contains a breakpoint of 0.10% on assets under management over $1.5 billion. In light of the considerations above, the Board of Directors determined that economies of scale are being shared with shareholders and will continue to be shared with shareholders, concluding that the Fund’s expense structure was satisfactory. In considering economies of scale, the Board of Directors also noted, as discussed above in (iii), that the Investment Advisor continues to reinvest profits back in the business.

(v) Comparison of services to be rendered and fees to be paid to those under other investment advisory contracts, such as contracts of the same and other investment advisors or other clients: As discussed above in (iii), the Board of Directors compared the fees paid under the Advisory Agreement to those under other investment advisory contracts of other investment advisors managing Peer Funds. The Board of Directors also compared the services rendered, fees paid and profitability under the Advisory Agreement to those under the Investment Advisor’s other fund advisory agreements and advisory contracts with institutional and other clients with similar investment mandates, noting that the Investment Advisor provides more services to the Fund than it does for institutional or subadvised accounts. The Board of Directors also considered the entrepreneurial risk and financial exposure assumed by the Investment Advisor in developing and managing the Fund that the Investment Advisor does not have with institutional and other clients and other differences in the management of registered investment companies and institutional accounts. The Board of Directors determined that on a comparative basis the fees under the Advisory Agreement were reasonable in relation to the services provided.

No single factor was cited as determinative to the decision of the Board of Directors, and each Director may have assigned different weights to the various factors. Rather, after weighing all of the considerations and conclusions discussed above, the Board of Directors, including the Independent Directors, unanimously approved the continuation of the Advisory Agreement.

COHEN & STEERS REAL ESTATE SECURITIES FUND, INC.

Cohen & Steers Privacy Policy

Facts	What Does Cohen & Steers Do With Your Personal Information?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

• Social Security number and account balances

• Transaction history and account transactions

• Purchase history and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Cohen & Steers chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Cohen & Steers share?	Can you limit this sharing?

For our everyday business purposes— such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or reports to credit bureaus	Yes	No

For our marketing purposes— to offer our products and services to you	Yes	No

For joint marketing with other financial companies—	No	We don’t share

For our affiliates’ everyday business purposes— information about your transactions and experiences	No	We don’t share

For our affiliates’ everyday business purposes— information about your creditworthiness	No	We don’t share

For our affiliates to market to you—	No	We don’t share

For non-affiliates to market to you—	No	We don’t share

Questions? Call 800.330.7348

COHEN & STEERS REAL ESTATE SECURITIES FUND, INC.

Cohen & Steers Privacy Policy—(Continued)

Who we are
Who is providing this notice?	Cohen & Steers Capital Management, Inc., Cohen & Steers Asia Limited, Cohen & Steers Japan, LLC, Cohen & Steers UK Limited, Cohen & Steers Securities, LLC, Cohen & Steers Private Funds and Cohen & Steers Open and Closed-End Funds (collectively, Cohen & Steers).

What we do
How does Cohen & Steers protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We restrict access to your information to those employees who need it to perform their jobs, and also require companies that provide services on our behalf to protect your information.
How does Cohen & Steers collect my personal information?

We collect your personal information, for example, when you:

• Open an account or buy securities from us

• Provide account information or give us your contact information

• Make deposits or withdrawals from your account

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

• sharing for affiliates’ everyday business purposes—information about your creditworthiness

• affiliates from using your information to market to you

• sharing for non-affiliates to market to you

State law and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Cohen & Steers does not share with affiliates.
Non-affiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • Cohen & Steers does not share with non-affiliates.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. • Cohen & Steers does not jointly market.

COHEN & STEERS REAL ESTATE SECURITIES FUND, INC.

Cohen & Steers Investment Solutions

COHEN & STEERS REAL ASSETS FUND

•	Designed for investors seeking total return and the maximization of real returns during inflationary environments by investing primarily in real assets

•	Symbols: RAPAX, RAPCX, RAPIX, RAPRX, RAPZX

COHEN & STEERS GLOBAL REALTY SHARES

•	Designed for investors seeking total return, investing primarily in global real estate equity securities

•	Symbols: CSFAX, CSFCX, CSSPX, GRSRX, CSFZX

COHEN & STEERS REALTY SHARES

•	Designed for investors seeking total return, investing primarily in U.S. real estate securities

•	Symbol: CSRSX

COHEN & STEERS REAL ESTATE SECURITIES FUND

•	Designed for investors seeking total return, investing primarily in U.S. real estate securities

•	Symbols: CSEIX, CSCIX, CREFX, CSDIX, CIRRX, CSZIX

COHEN & STEERS INSTITUTIONAL REALTY SHARES

•	Designed for institutional investors seeking total return, investing primarily in U.S. real estate securities

•	Symbol: CSRIX

COHEN & STEERS INTERNATIONAL REALTY FUND

•	Designed for investors seeking total return, investing primarily in international (non-U.S.) real estate securities

•	Symbols: IRFAX, IRFCX, IRFIX, IRFRX, IRFZX

COHEN & STEERS GLOBAL INFRASTRUCTURE FUND

•	Designed for investors seeking total return, investing primarily in global infrastructure securities

•	Symbols: CSUAX, CSUCX, CSUIX, CSURX, CSUZX

COHEN & STEERS

MLP & ENERGY OPPORTUNITY FUND

•	Designed for investors seeking total return, investing primarily in midstream energy master limited partnership (MLP) units and related stocks

•	Symbols: MLOAX, MLOCX, MLOIX, MLORX, MLOZX

COHEN & STEERS

LOW DURATION PREFERRED AND INCOME FUND

•	Designed for investors seeking high current income and capital preservation by investing in low-duration preferred and other income securities issued by U.S. and non-U.S. companies

•	Symbols: LPXAX, LPXCX, LPXIX, LPXRX, LPXZX

COHEN & STEERS

PREFERRED SECURITIES AND INCOME FUND

•	Designed for investors seeking total return (high current income and capital appreciation), investing primarily in preferred and debt securities issued by U.S. and non-U.S. companies

•	Symbols: CPXAX, CPXCX, CPXFX, CPXIX, CPRRX, CPXZX

COHEN & STEERS DIVIDEND VALUE FUND

•	Designed for investors seeking long-term growth of income and capital appreciation, investing primarily in dividend paying common stocks and preferred stocks

•	Symbols: DVFAX, DVFCX, DVFIX, DVFRX, DVFZX

Distributed by Cohen & Steers Securities, LLC.

COHEN & STEERS GLOBAL REALTY MAJORS ETF

•	Designed for investors who seek a relatively low-cost passive approach for investing in a portfolio of global real estate equity securities of companies in a specified index

•	Symbol: GRI

Distributed by ALPS Distributors, Inc.

ISHARES COHEN & STEERS REALTY MAJORS INDEX FUND

•	Designed for investors who seek a relatively low-cost passive approach for investing in a portfolio of U.S. real estate equity securities of companies in a specified index

•	Symbol: ICF

Distributed by SEI Investments Distribution Co.

Please consider the investment objectives, risks, charges and expenses of any Cohen & Steers U.S. registered open-end fund carefully before investing. A summary prospectus and prospectus containing this and other information can be obtained by calling 800-330-7348 or by visiting cohenandsteers.com. Please read the summary prospectus and prospectus carefully before investing.

COHEN & STEERS REAL ESTATE SECURITIES FUND, INC.

OFFICERS AND DIRECTORS

Robert H. Steers

Director and Chairman

Joseph M. Harvey

Director and Vice President

Michael G. Clark

Director

George Grossman

Director

Dean A. Junkans

Director

Gerald J. Maginnis

Director

Jane F. Magpiong

Director

Daphne L. Richards

Director

Frank K. Ross

Director

C. Edward Ward, Jr.

Director

Adam M. Derechin

President and Chief Executive Officer

Thomas N. Bohjalian

Vice President

Yigal D. Jhirad

Vice President

Jason Yablon

Vice President

Francis C. Poli

Secretary and Chief Legal Officer

James Giallanza

Chief Financial Officer

Albert Laskaj

Treasurer

Lisa D. Phelan

Chief Compliance Officer

KEY INFORMATION

Investment Advisor

Cohen & Steers Capital Management, Inc.

280 Park Avenue

New York, NY 10017

(212) 832-3232

Co-administrator and Custodian

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111

Transfer Agent

DST Asset Manager Solutions, Inc.

P.O. Box 219953

Kansas City, MO 64121-9953

(800) 437-9912

Legal Counsel

Ropes & Gray LLP

1211 Avenue of the Americas

New York, NY 10036

Distributor

Cohen & Steers Securities, LLC

280 Park Avenue

New York, NY 10017

NASDAQ Symbol:	Class A—CSEIX
Class C—CSCIX
Class F—CREFX
Class I—CSDIX
Class R—CIRRX
Class T—CTSRX*
Class Z—CSZIX

Website: cohenandsteers.com

This report is authorized for delivery only to shareholders of Cohen & Steers Real Estate Securities Fund, Inc. unless accompanied or preceded by the delivery of a currently effective prospectus setting forth details of the Fund. Performance data quoted represent past performance. Past performance is no guarantee of future results and your investment may be worth more or less at the time you sell your shares.

*	Class T shares are currently not available for purchase.

COHEN & STEERS

REAL ESTATE SECURITIES FUND

280 PARK AVENUE

NEW YORK, NY 10017

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Semiannual Report June 30, 2018

Cohen & Steers

Real Estate

Securities Fund

CSEIXSAR

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Included in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

None.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)

There were no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not Applicable.

(a)(2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)	Not applicable.

(b)	Certifications of chief executive officer and chief financial officer as required by Rule 30a- 2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS REAL ESTATE SECURITIES FUND, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin Title: President and Chief Executive Officer

Date:	August 31, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin Title: President and Chief Executive Officer (Principal Executive Officer)

By:	/s/ James Giallanza
Name: James Giallanza Title: Chief Financial Officer (Principal Financial Officer)

Date: August 31, 2018